Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 4,406,595	$ 3,697,522
Other comprehensive income (loss)	(8,739)	15,445
Amounts reclassified from AOCI to the consolidated statement of operations	(4,698)	(3,579)
Other comprehensive income (loss), net of tax	(13,437)	11,866
OCI attributable to the non-controlling interests	691	(2,428)
Net current period OCI attributable to shareholders of AQN	(12,746)	9,438
Ending Balance	5,662,190	4,406,595
Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		0
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(68,822)	(74,189)
Other comprehensive income (loss)	25,643	4,267
Amounts reclassified from AOCI to the consolidated statement of operations	2,763	3,528
Other comprehensive income (loss), net of tax	28,406	7,795
OCI attributable to the non-controlling interests	691	(2,428)
Net current period OCI attributable to shareholders of AQN	29,097	5,367
Ending Balance	(39,725)	(68,822)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	75,099	64,333
Other comprehensive income (loss)	(13,418)	19,177
Amounts reclassified from AOCI to the consolidated statement of operations	(10,864)	(8,597)
Other comprehensive income (loss), net of tax	(24,282)	10,580
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	(24,282)	10,580
Ending Balance	50,817	75,099
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(16,038)	(9,529)
Other comprehensive income (loss)	(20,964)	(7,999)
Amounts reclassified from AOCI to the consolidated statement of operations	3,403	1,490
Other comprehensive income (loss), net of tax	(17,561)	(6,509)
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	(17,561)	(6,509)
Ending Balance	(33,599)	(16,038)
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(9,761)	(19,385)
Ending Balance	$ (22,507)	(9,761)
Adoption of ASU 2017-12 on hedging | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		186
Adoption of ASU 2017-12 on hedging | Foreign currency cumulative translation | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		0
Adoption of ASU 2017-12 on hedging | Unrealized gain on cash flow hedges | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		186
Adoption of ASU 2017-12 on hedging | Pension and post-employment actuarial changes | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		$ 0